leases (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income from subleasing right-of-use lease assets
Portion of real estate right-of-use assets that are subleased, as a percent	20.00%
Co-location sublet revenue included in operating service revenues	$ 17	$ 18
Other sublet revenue included in other income	4	2
Lease payments	$ 434	$ 400